Note 7 - Exploration and Evaluation Assets	12 Months Ended
Mar. 31, 2026
Statement Line Items [Line Items]
Disclosure of exploration and evaluation assets [text block]
7.	EXPLORATION AND EVALUATION ASSETS

During the year ended March 31, 2026, the following expenditures were incurred on the exploration and evaluation properties of the Company:

	Manitoba Lithium-Gold Properties	Quebec Lithium Property	Athabasca Properties	Total

Acquisition costs
Balance, March 31, 2025	$2,917,160	$127,153	$6,716,449	$9,760,762
Cash	225,000	-	-	225,000
Shares	225,000	-	-	225,000
Others	615	-	-	615
Impairment	-	(127,153)	-	(127,153)
Balance, March 31, 2026	3,367,775	-	6,716,449	10,084,224

Exploration costs
Balance, March 31, 2025	11,168,336	-	395,687	11,564,023
Assay	307,061	-	147,598	454,659
Drilling	683,459	-	1,751,055	2,434,514
Field work	559,443	-	2,390,854	2,950,297
Geological, consulting, and other	324,700	-	892,029	1,216,729
Survey	-	-	1,948,982	1,948,982
Balance, March 31, 2026	13,042,999	-	7,526,205	20,569,204

Total Balance – March 31, 2026	$16,410,774	$-	$14,242,654	$30,653,428

FOREMOST CLEAN ENERGY LTD.

Notes to the Consolidated Financial Statements

March 31, 2026, 2025 and 2024

(Expressed in Canadian Dollars)

7.	EXPLORATION AND EVALUATION ASSETS (Continued)

During the year ended March 31, 2025, the following expenditures were incurred on the exploration and evaluation properties of the Company:

	New Mexico Gold Property	Manitoba Lithium-Gold Properties	Quebec Lithium Property	Athabasca Properties	Total

Acquisition costs
Balance, March 31, 2024	$1,338,793	$2,616,392	$127,153	$-	$4,082,338
Cash	99,189	150,768	-	-	249,957
Shares	-	150,000	-	6,716,449	6,866,449
Spin-out	(1,437,982)	-	-	-	(1,437,982)
Balance, March 31, 2025	-	2,917,160	127,153	6,716,449	9,760,762

Exploration costs
Balance, March 31, 2024	419,233	10,592,842	-	-	11,012,075
Assay	-	55,945	-	-	55,945
Drilling	-	42,950	-	97,308	140,258
Geological, consulting, and other	28,940	676,599	-	298,379	1,003,918
Exploration cost recovery	-	(200,000)	-	-	(200,000)
Spin-out	(448,173)	-	-	-	(448,173)
Balance, March 31, 2025	-	11,168,336	-	395,687	11,564,023

Total Balance – March 31, 2025	$-	$14,085,496	$127,153	$7,112,136	$21,324,785

New Mexico Gold

Winston Property

The Winston Property ceased to be an asset of the Company on January 31, 2025 as it was included in the Spin-Out (Note 17).

FOREMOST CLEAN ENERGY LTD.

Notes to the Consolidated Financial Statements

March 31, 2026, 2025 and 2024

(Expressed in Canadian Dollars)

7.	EXPLORATION AND EVALUATION ASSETS (Continued)

Manitoba Lithium & Gold

Zoro Property

The Company announced on January 4, 2024 that a $300,000 grant shall be received from the Manitoba Government for the Zoro Lithium Property to fund further exploration and development. During the year ended March 31, 2024, the Company received $100,000 of the $300,000 grant. The remaining $200,000 grant was received during the year ended March 31, 2025.

Jean Lake Lithium/Gold Property

The Company earned a 100% interest in the Jean Lake property by paying $250,000 in cash and by issuing $250,000 in shares (47,299 shares issued) and incurring $500,000 in exploration expenditures. The property agreement is subject to a 2% net smelter return royalty (the “NSR”). The Company can acquire an undivided 50% interest in the NSR, being one-half of the NSR or a 1% NSR, by making a $1,000,000 cash payment to the NSR holder, together with all accrued but unpaid NSR’s at the time, prior to the commencement of commercial production on the property.

Grass River Property

During the year ended March 31, 2022, the Company staked claims on the Grass River Property in the Snow Lake area of Manitoba for $40,500. During the year ended March 31, 2023, the Company staked additional claims for $3,000. During the year ended March 31, 2024, the Company staked additional claims for $1,755. During the year ended March 31, 2026, the Company incurred $615 (2025 - $130; 2024 - $1,755) in claim filing fees.

Jol Lithium Property

During the year ended March 31, 2023, the Company entered into an agreement and acquired a 100% interest in the MB3530 claim located in the Snow Lake area of Manitoba. To earn the interest, the Company paid $8,000 and issued $2,454 in shares (364 shares issued). During the year ended March 31, 2025, the Company incurred $638 in filing of claim fees. The property is subject to a 2% NSR.

Peg North Property

During the year ended March 31, 2023, the Company entered into an option agreement to acquire a 100% interest in the Peg North claims located in the Snow Lake mining district in Manitoba. Under the terms of the option agreement (the "First Option"), in consideration for making aggregate cash payments of $750,000, issuing Strider Resources Limited (“Strider”) common shares having an aggregate value of $750,000, and incurring an aggregate of $3,000,000 in exploration expenditures on or before the fifth anniversary, the Company has the right to acquire a 100% interest in the Peg North Claims, subject only to a 2% net smelter return royalty granted to Strider (the "NSR"). The obligations under the First Option can be considered fulfilled under the terms as outlined in the schedule below:

FOREMOST CLEAN ENERGY LTD.

Notes to the Consolidated Financial Statements

March 31, 2026, 2025 and 2024

(Expressed in Canadian Dollars)

7.	EXPLORATION AND EVALUATION ASSETS (Continued)

Peg North Property (Continued)

a)	cash payments of $750,000 as follows:
i)	a cash payment of $100,000 on or before June 23, 2022 (paid);
ii)	a cash payment of $100,000 on or before June 28, 2023 (paid);
iii)	a cash payment of $100,000 on or before June 28, 2024 (paid);
iv)	a cash payment of $150,000 on or before June 28, 2025 (paid);
v)	a cash payment of $150,000 on or before June 28, 2026 (paid);
vi)	a cash payment of $150,000 on or before June 28, 2027; and

b)	the issuance of $750,000 in shares of the Company as follows:
i)	the issuance of $100,000 in common shares on or before June 23, 2022 (issued 10,526 shares);
ii)	the issuance of $100,000 in common shares on or before June 9, 2023 (issued 13,072 shares);
iii)	the issuance of $100,000 in common shares on or before June 28, 2024; (issued 28,818 shares);
iv)	the issuance of $150,000 in common shares on or before June 28, 2025; (issued 30,000 shares);
v)	the issuance of $150,000 in common shares on or before June 28, 2026 (issued 65,502 shares);
vi)	the issuance of $150,000 in common shares on or before June 28, 2027; and

c)	incurring exploration expenditures totaling $3,000,000 due on or before June 9, 2027 (incurred cumulative exploration expenditures of $881,337 through March 31, 2026).

Provided that the First Option has been exercised, the Company may purchase from Strider one half (1%) of the NSR for a cash payment of $1,500,000 (the “Second Option”) at any time prior to commencement of commercial production.

Quebec Lithium

Lac Simard South Property

During the year ended March 31, 2024, the Company earned a 100% interest in the Lac Simard South property located in Quebec by paying $35,000 (paid) and issuing 10,700 common shares (issued and valued at $85,600).

Athabasca Uranium Properties

During the year ended March 31 2025, the Company entered into an option agreement with Denison Mines Corp. (“Denison”) to acquire up to a 70% interest in exploration properties in the Athabasca Basin in Northern Saskatchewan (the “Exploration Properties”). To earn the interest, the Company has to make the following cash payments, share issuances and incur project exploration expenditures in 3 phases:

Phase 1

During the year ended March 31, 2025, the Company earned an initial 20% interest in the Athabasca Properties (14.03% for Hatchet Lake) by:

●	issuing 1,369,810 common shares (issued and valued at $5,205,278) to Denison;
●	appointing a Technical Advisor to Foremost at Denison's election; and
●

entering into an Investors Rights Agreement providing for, among other things: the appointment by Denison of up to two individuals to the board of directors of Foremost; and a pre-emptive equity participation right for Denison to maintain a 19.95% equity interest in Foremost.

The Company also issued 425,682 common shares to arm’s length parties for finders and advisory fees valued at $1,511,171.

FOREMOST CLEAN ENERGY LTD.

Notes to the Consolidated Financial Statements

March 31, 2026, 2025 and 2024

(Expressed in Canadian Dollars)

7.	EXPLORATION AND EVALUATION ASSETS (Continued)

Athabasca Properties (Continued)

Phase 2

To earn an additional 31% interest in the Athabasca Properties (21.75% for Hatchet Lake), on or before October 4, 2027, the Company must:

●	pay $2,000,000 to Denison in cash or common shares or a combination thereof;
●	incur $8,000,000 in exploration expenditures on the Athabasca Properties (incurred cumulative exploration expenditures of $7,526,205 through March 31, 2026).

If the conditions of Phase 2 are not satisfied, the Company shall forfeit the entirety of its interests in and rights to the Athabasca Properties.

Phase 3

To earn an additional 19% interest in the Athabasca Properties (15.22% for Hatchet Lake), on or before October 4, 2030, and on the successful completion of Phase 2, the Company must:

●	pay $2,500,000 to Denison in cash or common shares or a combination thereof;
●	incur a further $12,000,000 in exploration expenditures on the Athabasca Properties.

If the conditions of Phase 3 are not satisfied, the Company shall forfeit a portion of its interests in and rights to the Athabasca Properties such that Denison's interests in each of the Athabasca Properties will be increased to 51% and operatorship shall revert to Denison.

Upon completion of Phase 3 of the option agreement, the parties will enter into a joint venture agreement in respect of each of the Athabasca Properties other than Hatchet Lake and the Company will become a party to the existing Hatchet Lake joint venture agreement between Trident Resources Corp. and Denison.